Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements
Schedule of Assets and Liabilities that are Measured at Fair value on a Recurring Basis
		March 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
Earnout liability	$-	$-	$26,618,278	$26,618,278
Senior Secured Convertible Promissory Notes	-	-	4,204,743	4,204,743
Warrant liability (Public Warrants)	7,311,998	-	-	7,311,998
Warrant liability (Private Warrants)	-	203,078	-	203,078
Total liabilities measured at fair value	$7,311,998	$203,078	$30,823,021	$38,338,097
		December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities
Earnout liability	$-	$-	$5,133,428	$5,133,428
Senior Secured Convertible Promissory Notes	-	-	2,825,366	2,825,366
Warrant liability (Public Warrants)	646,428	-	-	646,428
Warrant liability (Private Warrants)	-	21,557	-	21,557
Total liabilities measured at fair value	$646,428	$21,557	$7,958,794	$8,626,779

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities
Earnout liability	$-	$-	$5,133,428	$5,133,428
Senior Secured Convertible Promissory Notes	-	-	2,825,366	2,825,366
Warrant liability (Public Warrants)	646,428	-	-	646,428
Warrant liability (Private Warrants)	-	21,557	-	21,557
Total liabilities measured at fair value	$646,428	$21,557	$7,958,794	$8,626,779

Schedule of the estimated fair value of the earnout liability
	March 31, 2024	December 31, 2023
Stock price	$6.59	$1.70
Risk-free interest rate	4.23%	3.84%
Expected term (in years)	4.8	5
Expected volatility	69.3%	75.9%
Dividend yield	0%	0%

	December 21, 2023	December 31, 2023
Stock price	$6.49	$1.70
Risk-free interest rate	3.87%	3.84%
Expected term (in years)	5	5
Expected volatility	76.40%	75.90%
Dividend yield	0%	0%

Schedule of the initial estimated fair value of the Private Warrants
	December 21, 2023	December 31, 2023
Stock price	$6.49	$1.70
Risk-free interest rate	3.87%	3.84%
Expected term (in years)	5.01	4.98
Expected volatility	13.90%	41.50%
Dividend yield	0%	0%

Schedule of the estimated fair value of the Senior Secured Convertible Promissory Notes
	March 31, 2024	December 31, 2023
Stock price	$6.59	1.70
Effective discount rate	13.07%	12.95%
Expected term (in years)	0.23	0.48 to 0.75
Expected volatility	53.7%	62.5%
Dividend yield	0%	0%

December 31, 2023
Stock price	$1.70
Effective discount rate	12.95%
Expected term (in years)	0.48 to 0.75
Expected volatility	62.50%
Dividend yield	0%